Share-Based Payments	6 Months Ended
Jun. 30, 2026
Share-Based Payments [Abstract]
Share-based payments

27. Share-based payments

RSUs Share based payment transaction with an equity component	Fair Value R$
Equity-settled:
Outstanding on December 31, 2025	131,325
Granted during the period	12,979
Forfeited/cancelled during the period	(8,076)
Vested during the period	-
Deduction	(37,463)
Outstanding on June 30, 2026	98,765

Cash-settled:

Outstanding on December 31, 2025	74,315
Granted during the period	44,921
Forfeited/cancelled during the	(604)
Vested during the period	-
Outstanding on June 30, 2026	118,632

Three-month period ended June 30, 2026	R$
Expense related to share based payment transaction with an equity component	(337)
Expense related to cash-settled awards	(22,171)
Payroll taxes and social charges related to share-based payment arrangements	6,480
Total share-based payment expense recognized in profit or loss	(16,028)

Six-month period ended June 30, 2026	R$
Expense related to share based payment transaction with an equity component	(4,903)
Expense related to cash-settled awards	(44,365)
Payroll taxes and social charges related to share-based payment arrangements	28,090
Total share-based payment expense recognized in profit or loss	(21,178)